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                                                      --------------------------
                                                             OMB APPROVAL
                           UNITED STATES              -------------------------
                SECURITIES AND EXCHANGE COMMISSION       OMB Number: 3235-0456
APPENDIX I            Washington, D.C. 20549            Expires: July 31, 2006
                                                       Estimated average burden
                                                       hours per response.....1
                           FORM 24F-2                 --------------------------
                 ANNUAL NOTICE OF SECURITIES SOLD
                     PURSUANT TO RULE 24F-2

     Read instructions at end of Form preparing Form. Please print or type.

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1.   Name and address of issuer:

                        The Bjurman, Barry Funds
                        10100 Santa Monica Boulevard
                        Los Angeles, California 90067

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2.   The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      [ X ]


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3.   Investment Company Act File Number:        811-07921

     Securities Act File Number:                333-16033


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4(a). Last day of the fiscal year for which this notice is filed:

                                 MARCH 31, 2006

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
     Form.

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                                $150,789,790
                                                                    ------------

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                           $221,202,720
                                                 ------------

     (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were
           not previously used to reduce
           registration fees payable to the
           Commission.                           $ 10,050,941
                                                 ------------

     (iv) Total available redemption credits
          [Add items 5(ii) and 5(iii)]:                         -   $231,253,661
                                                                    ------------

     (v)  Net Sales - If item 5(i) is greater
          than item 5(iv) [subtract Item
          5(iv) from Item 5(i)]                                               $0
                                                                    ------------

     --------------------------------------------------------

     (vi) Redemption credits available for use   ($80,463,871)
          in future years - if Item 5(i) is      ------------
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:
     --------------------------------------------------------

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                                  0.0001070
                                                                    ------------


     (viii) Registration fee due [multiply                      =          $0.00
            Item 5(v) by Item 5(vii):                               ------------
            (enter "0" if no fee is due):

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6.   Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.   Interest due.-- if this Form is being filed more than 90 days after the end
     of the issuers fiscal year (see Instruction D):                          $0
                                                                    ------------

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8.   Total of amount of the registration fee due plus any interest due [Line
     5(viii) plus line 7].
                                                                           $0.00
                                                                    ============

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
            N/A
     ----------------

     Method of Delivery:
                              [  ]  Wire Transfer
                              [  ]  Mail or other means

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*             /s/  Aaron Masek
                                           -------------------------------------

                                           Aaron Masek, Assistant Treasurer
                                           -------------------------------------

     Date    June 9, 2006
     ------------------------

     * Please print the name and title of the signing officer below the signature.

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